STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Cash flows from operating activities
Loss	$ (7,022)	$ (1,145)		$ (229)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	5	0	[1]	0
Stock based compensation	736	254		9
Interest on short-term bank deposits	(28)	0		0
Changes in operating assets and liabilities:
Receivables and prepaid expenses	(245)	(19)		(10)
Long-term deposit	(4)	(5)		0
Trade payables	1,239	(28)		74
Other accounts payables	910	78		7
Net cash used in operating activities	(4,409)	(865)		(149)
Cash flows from investing activities
Short-term bank deposits	(22,000)	0		0
Purchase of property and equipment	(63)	(2)		0
Net cash used in investing activities	(22,063)	(2)		0
Cash flows from financing activities
Issuance of shares, net	36,785	991		295
Net cash provided by financing activities	36,785	991		295
Increase in cash and cash equivalents	10,313	124		146
Cash and cash equivalents at the beginning of the year	270	146		0
Cash and cash equivalents at the end of the year	$ 10,583	$ 270		$ 146

[1]	Represents an amount lower than $1.